Collateralized Loan Receivable (Details) (USD $)			12 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 SQN AIF IV, GP LLC [Member]	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member] SQN AIF IV, GP LLC [Member]	Nov. 27, 2013 Collateralized Loan Obligations [Member]	Dec. 31, 2013 Collateralized Loan Obligations [Member]	Nov. 27, 2013 Collateralized Loan Obligations [Member] SQN AIF IV, GP LLC [Member]	Dec. 31, 2013 Collateralized Loan Obligations [Member] SQN AIF IV, GP LLC [Member]
Collateralized Loan Receivable [Textual]
Advances to unrelated third party			$ 756,000	$ 756,000	$ 500,000	$ 322,000	$ 500,000	$ 322,000
Loans accrued interest rate	10.00%	10.00%			15.00%		15.00%
Collateralized loans receivables due, description					The maximum outstanding amount on any date is the lesser of $500,000 and 50% of the borrower's eligible receivables due within 90 days of the advance date.		The maximum outstanding amount on any date is the lesser of $500,000 and 50% of the borrower's eligible receivables due within 90 days of the advance date.
Collection of loans receivable			$ 641,000	$ 641,000